Background, Organization, and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Nature of Operations. This is a combined annual report of Southwest Gas Holdings, Inc. and its subsidiaries (the “Company”) and Southwest Gas Corporation and its subsidiaries (“Southwest” or the “natural gas distribution” segment). The notes to the consolidated financial statements apply to both entities. Southwest Gas Holdings, Inc., a Delaware corporation, is a holding company, owning all of the shares of common stock of Southwest, all of the shares of common stock of Centuri Group, Inc. (“Centuri” or the “utility infrastructure services” segment), and all of the membership interests in the newly acquired Dominion Energy Questar Pipeline, LLC and related entities through the newly formed entity, MountainWest Pipelines Holding Company (herein referred to interchangeably as “Questar Pipelines” or “MountainWest”). Questar Pipelines is a third segment, referred to as the “pipeline and storage” segment. Southwest was previously referred to as the natural gas operations segment; with the addition of the Questar Pipelines natural gas interstate transmission and storage services, Southwest, primarily consisting of intrastate natural gas service to customers, will be referred to as indicated above.
In October 2021, the Company entered into an agreement with Dominion Energy Questar Corporation, a wholly owned subsidiary of Dominion Energy, Inc., to acquire all equity interests in Questar Pipelines. On December 31, 2021, the Company completed the acquisition of Questar Pipelines. As a result of the acquisition closing on December 31, 2021, the Company’s Consolidated Statements of Income and Consolidated Statements of Cash Flows do not reflect results of operations or operating activities of Questar Pipelines otherwise occurring during 2021. Subsequent to the completion of the acquisition, and as noted above, the Company formed MountainWest, a wholly owned subsidiary, owning all of the membership interests in Questar Pipelines. Questar Pipelines, and the businesses underlying it, will be renamed under the MountainWest branding in the first half of 2022. See Note 15 - Business Acquisitions for additional information. The acquired operations further diversify the Company’s business in the midstream sector, with an expansion of interstate natural gas pipelines and underground storage services, primarily composed of regulated operations under the jurisdiction of the Federal Energy Regulatory Commission (the “FERC”), thereby expanding natural gas transportation services into Utah, Wyoming, and Colorado. The total consideration for the acquisition was $1.576 billion, including transaction costs paid on behalf of the seller and an estimated post-closing payment. The Company initially financed the purchase of this acquisition with a $1.6 billion draw under the 364-day term loan entered into in November 2021. See Note 8 - Debt for more information.
On March 1, 2022, the Company announced that its Board of Directors (the “Board”) determined to separate Centuri from Southwest Gas Holdings, Inc. and has authorized management to complete the separation within the next nine to twelve months. Management intends to evaluate various alternatives to determine the optimal structure to maximize stockholder value. Depending on the form the separation takes, it will likely be subject to a number of conditions.
Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. Public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. The timing and amount of rate relief can materially impact results of operations. Natural gas purchases and the timing of related recoveries can materially impact liquidity. Results for the natural gas distribution segment are higher during winter periods due to the seasonality incorporated in its regulatory rate structures.
Centuri is a strategic utility infrastructure services company dedicated to partnering with North America’s gas and electric providers to build and maintain the energy network that powers millions of homes across the United States (“U.S.”) and Canada. Centuri derives revenue primarily from installation, replacement, repair, and maintenance of energy networks. Centuri operations are generally conducted under the business names of NPL Construction Co. (“NPL”), NPL Canada Ltd. (“NPL Canada”), New England Utility Constructors, Inc. (“Neuco”), Linetec Services, LLC (“Linetec”), and Riggs Distler & Company, Inc. (“Riggs Distler”). Utility infrastructure services activity is seasonal in many of Centuri’s operating areas. Peak periods are the summer and fall months in colder climate areas, such as the northeastern and midwestern U.S. and in Canada. In warmer climate areas, such as the southwestern and southeastern U.S., utility infrastructure services activity continues year round.
Basis of Presentation	Basis of Presentation. The Company follows accounting principles generally accepted in the United States (“U.S. GAAP”) in accounting for all of its businesses. Unless specified otherwise, all amounts are in U.S. dollars. Accounting for regulated operations conforms with U.S. GAAP as applied to rate-regulated companies and as prescribed by federal agencies and commissions of the various states in which the rate-regulated companies operate. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Consolidation
Consolidation. The accompanying financial statements are presented on a consolidated basis for Southwest Gas Holdings, Inc. and all subsidiaries and Southwest Gas Corporation and all subsidiaries as of December 31, 2021 (except those accounted for using the equity method as discussed below). All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and Centuri in accordance with accounting treatment for rate-regulated entities.
Centuri, through its subsidiaries, holds a 50% interest in W.S. Nicholls Western Construction Ltd. (“Western”), a Canadian infrastructure services company that is a variable interest entity. Centuri determined that it is not the primary beneficiary of the entity due to a shared-power structure; therefore, Centuri does not consolidate the entity and has recorded its investment, and results related thereto, using the equity method. The investment in Western, related earnings, and dividends received from Western in 2021 and 2020 were not significant. Centuri’s maximum exposure to loss as a result of its involvement with Western was estimated at $12.6 million as of December 31, 2021.
MountainWest, through its subsidiaries, holds a 50% noncontrolling interest in White River Hub, LLC, a FERC-regulated transporter of natural gas with facilities that connect with six interstate pipeline systems and a major processing plant in Colorado. As noted above, Questar Pipelines does not consolidate the entity and has recorded its investment using the equity method. The investment in White River Hub is approximately $25.6 million, the related proportional earnings and dividends for which are not expected to be significant to the Company. The investment is included in Other property and investments on the Company’s Consolidated Balance Sheet at December 31, 2021.

Fair Value Measurements
Fair Value Measurements. Certain assets and liabilities are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to fair values derived from unobservable inputs (Level 3 measurements). Financial assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.
Level 2 – inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.
Level 3 – unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
The Company primarily used quoted market prices and other observable market pricing information (exclusive of purchase accounting adjustments as noted in Note 15 - Business Acquisitions) in valuing cash and cash equivalents, long-term debt outstanding, and assets of the qualified pension plan and the postretirement benefits other than pensions required to be recorded and/or disclosed at fair value. The Company uses prices and inputs that are current as of the measurement date, and recognizes transfers between levels at either the actual date of an event or a change in circumstance that caused the transfer.

Net Utility Plant	Net Regulated Operations Plant. Net regulated operations plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus any unamortized balance of acquisition adjustments. Original cost generally includes contracted services, material, payroll, and related costs such as taxes and certain benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.
Intangible Assets	Intangible Assets. Intangible assets (other than goodwill) are amortized using the straight-line method to reflect the pattern of economic benefits consumed over the estimated periods benefited. The recoverability of intangible assets is evaluated when events or circumstances indicate that a revision of estimated useful lives is warranted or that an intangible asset may be impaired. These intangible assets are included in Other property and investments on the Company’s Consolidated Balance Sheets.
Cash and Cash Equivalents
Cash and Cash Equivalents. For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with original maturities of three months or less. Such investments are carried at cost, which approximates market value. Cash and cash equivalents of the Company include $20 million of money market fund investments at December 31, 2021, and an insignificant amount at December 31, 2020. The money market fund investments for Southwest were insignificant at both balance sheet dates. These investments fall within Level 2 of the fair value hierarchy, due to the asset valuation methods used by money market funds.
Typical non-cash investing activities for the Company and Southwest include capital expenditures that were not paid as of year end that are included in accounts payable totaling approximately $19.4 million. Additionally for Southwest, non-cash investing activities include customer advances applied as contributions toward utility construction activity, such amounts were not significant for the periods presented herein. Also, see Note 2 - Regulated Operations Plant and Leases for information related to right-of-use (“ROU”) assets obtained in exchange for lease liabilities, which are non-cash investing and financing activities. ROU assets and lease liabilities are also subject to non-cash impacts as a result of other factors, such as lease terminations and modifications.

Income Taxes
Income Taxes. The asset and liability method of accounting is utilized for the recognition of income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are anticipated to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. For regulatory and financial reporting purposes, investment tax credits (“ITC”) related to gas utility operations are deferred and amortized over the life of related fixed assets. As of December 31, 2021, the Company had cumulative book earnings of approximately $59 million in its foreign jurisdiction. Management previously asserted and continues to assert that all the earnings of Centuri’s Canadian subsidiaries will be permanently reinvested in Canada. As a result, no U.S. deferred income taxes have been recorded related to cumulative foreign earnings.
The Financial Accounting Standards Board (the “FASB”) issued guidance to allow an accounting policy election of either (i) treating taxes attributable to future taxable income related to Global Intangible Low-Taxed Income (“GILTI”) as a current period expense when incurred or (ii) recognizing deferred taxes for temporary differences expected to reverse as GILTI in future years. The Company has elected to treat GILTI as a current period cost when incurred and has considered the estimated 2021 GILTI impact, which was immaterial, to its 2021 tax expense.

Deferred Purchased Gas Costs	Deferred Purchased Gas Costs. The various regulatory commissions have established procedures to enable the rate-regulated companies to adjust billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year. In mid-February 2021, the central U.S. (from south Texas to North Dakota and the eastern Rocky Mountains) experienced extreme cold temperatures, which increased natural gas demand and caused supply issues due to wellhead freeze-offs, power outages, or other adverse operating conditions upstream of Southwest’s distribution systems. These conditions caused daily natural gas prices to reach unprecedented levels. During this time, Southwest secured natural gas supplies, albeit at substantially higher prices, maintaining service to its customers. The incremental cost for these supplies was approximately $250 million, funded using a 364-day $250 million term loan executed in March 2021 (see Note 8 - Debt). The incremental gas costs were included, for collection from customers, as part of the purchased gas adjustment (“PGA”) mechanisms.
Prepaids and Other Current Assets
Prepaid and other current assets. Prepaid and other current assets for Southwest and the Company include, among other things, accrued purchased gas costs of $52 million in 2021 and $29 million in 2020, and gas pipe materials and operating supplies of $62.9 million in 2021 and $50 million in 2020 (carried at weighted average cost). Additionally, at the Company, there was $4.5 million in gas pipe materials and operating supplies in 2021 relating to Questar Pipelines, for a total of $67.4 million.
In the third quarter of 2021, the Company and Southwest classified certain assets associated with its previous corporate headquarters as held for sale. As a result, the Company and Southwest reclassified approximately $31 million from Net regulated operations plant to Prepaid and other current assets on their respective Consolidated Balance Sheets during the third quarter of 2021; this was a non-cash item and therefore did not impact the Company’s or Southwest’s respective Consolidated Statements of Cash Flows.

Goodwill	Goodwill. As required by U.S. GAAP, goodwill is assessed for impairment annually, or more frequently, if circumstances indicate impairment to the carrying value of goodwill may have occurred. The goodwill impairment analysis was conducted as of October 1st using a qualitative assessment, as permitted by U.S. GAAP. Management of the Company and Southwest considered its reporting units and segments and determined that they remained consistent between periods presented below, and that no change was necessary with regard to the level at which goodwill is assessed for impairment.
Other Current Liabilities	Other Current Liabilities. Management recognizes in its balance sheets various liabilities that are expected to be settled through future cash payment within the next twelve months, including certain regulatory liabilities (refer to Note 5 - Regulatory Assets and Liabilities), customary accrued expenses for employee compensation and benefits, and declared but unpaid dividends.
Accumulated Removal Costs	Accumulated Removal Costs. Approved regulatory practices allow Southwest and Questar Pipelines to include in depreciation expense a component intended to recover removal costs associated with regulated operations plant retirements. In accordance with the Securities and Exchange Commission (“SEC”) position on presentation of these amounts, management reclassifies estimated removal costs from Accumulated depreciation to Accumulated removal costs within the liabilities section of the Consolidated Balance Sheets. Management regularly updates the estimated accumulated removal costs as amounts fluctuate between periods depending on the level of replacement work performed (and actual cost experience) compared to the estimated cost of removal in rates.
Gas Operating Revenues
Gas Operating Revenues. Southwest recognizes revenue when it satisfies its performance by transferring gas to the customer. Natural gas is delivered and “consumed” by the customer simultaneously. Revenues are recorded when customers are billed. Customer billings are substantially based on monthly meter reads and include certain other charges assessed monthly, and are calculated in accordance with applicable tariffs and state and local laws, regulations, and related agreements. An estimate of the margin associated with natural gas service provided, but not yet billed, to residential and commercial customers from the latest meter read date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals based on criteria in U.S. GAAP for rate-regulated entities associated with alternative revenue programs. All of Southwest’s service territories have decoupled rate structures, which are designed to eliminate the direct link between volumetric sales and revenue, thereby mitigating the impacts of unusual weather variability and conservation on margin. See Note 3 - Revenue.
Utility Infrastructure Services Revenues. The majority of Centuri contracts are performed under unit-price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in a few weeks or less. Revenues are recorded as installations are completed. Revenues are recorded for long-term fixed-price contracts in a pattern that reflects the transfer of control of promised goods and services to the customer over time. The amount of revenue recognized on fixed-price contracts is based on costs expended to date relative to anticipated final contract costs. Changes in job performance, job conditions, and final contract settlements are factors that influence management’s assessment of total contract value and the total estimated costs to complete those contracts. Revisions in estimates of costs and earnings during the course of work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements. Some unit-price contracts contain caps that if encroached, trigger revenue and loss recognition similar to a fixed-price contract model. See Note 3 - Revenue.
Intercompany Transactions. Centuri recognizes revenues generated from contracts with Southwest (see Note 13 - Segment Information). The accounts receivable balance, revenues, and associated profits are included in the consolidated financial statements of the Company and Southwest and were not eliminated during consolidation in accordance with accounting treatment for rate-regulated entities.
Utility Infrastructure Services Expenses. Centuri’s utility infrastructure services expenses in the Consolidated Statements of Income includes payroll expenses, office and equipment rental costs, subcontractor expenses, training, job-related materials, gains and losses on equipment sales, and professional fees.
Net Cost of Gas Sold. Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments, where relevant. Also included are the net impacts of PGA deferrals and recoveries, which by their inclusion, result in net cost of gas sold overall that is comparable to amounts included in billed gas operating revenues. Differences between amounts incurred with suppliers, transmission pipelines, etc. and amounts already included in customer rates, are temporarily deferred in PGA accounts pending inclusion in customer rates.

Operations and Maintenance Expense	Operations and Maintenance Expense. Operations and maintenance expense includes Southwest’s operating and maintenance costs associated with serving utility customers and maintaining its distribution and transmission systems, uncollectible customer accounts expense, administrative and general salaries and expense, employee benefits expense excluding relevant non-service cost components, and legal expense (including injuries and damages).
Depreciation and Amortization	Depreciation and Amortization. Regulated operations plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. See also discussion regarding Accumulated Removal Costs above. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Non-regulated operations, including utility infrastructure services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding regulated operations debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.
Allowance for Funds Used During Construction ("AFUDC")	Allowance for Funds Used During Construction (“AFUDC”). AFUDC represents the cost of both debt and equity funds used to finance regulated operations plant construction. AFUDC is capitalized as part of the cost of regulated operations plant. The debt portion of AFUDC is reported in the Company’s and Southwest’s Consolidated Statements of Income as an offset to Net interest deductions and the equity portion is reported as Other income.
Derivatives	Derivatives. In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest previously utilized fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts qualify as derivative instruments; however, because the contract price is the prevailing price at the future transaction date, no fair value adjustment is required. In consultation with its regulators, management does not currently anticipate entering into new Swaps in the near term; the remaining Swaps matured in October 2020. Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.
Foreign Currency Translation	Foreign Currency Translation. Foreign currency-denominated assets and liabilities of consolidated subsidiaries are translated into U.S. dollars at exchange rates existing at the respective balance sheet dates. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of accumulated other comprehensive income within stockholders’ equity. Results of operations of foreign subsidiaries are translated using the monthly weighted-average exchange rates during the respective periods. Gains and losses resulting from foreign currency transactions are included in Other income and (expenses) of the Company. Gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are reported in Other comprehensive income, if applicable.
Earnings Per Share	Earnings Per Share. Basic earnings per share (“EPS”) in each period of this report were calculated by dividing net income attributable to Southwest Gas Holdings, Inc. by the weighted-average number of shares during those periods. Diluted EPS includes additional weighted-average common stock equivalents (performance shares and restricted stock units). Unless otherwise noted, the term “Earnings Per Share” refers to Basic EPS.
Recently Accounting Standards Updates
Recent Accounting Standards Updates.
Accounting pronouncements adopted in 2021:
In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The update simplifies the accounting for income taxes by removing certain exceptions to the general principles, as well as improving consistent application in Topic 740 by clarifying and amending existing guidance. The Company and Southwest adopted the update in the first quarter of 2021, the impact of which was not material to the consolidated financial statements of the Company or Southwest.
In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” The update amongst other amendments, improves the guidance related to the recognition and measurement of contract assets and liabilities acquired during a business acquisition. The Company and Southwest adopted the update early on a retrospective basis as of January 1, 2021, as permitted, and concluded the impact was not material to the consolidated financial statements of the Company or Southwest. See Note 15 - Business Acquisitions.
Recently issued accounting pronouncements that will be effective in 2022:
In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The update provides optional guidance for a limited time to ease the potential burden in accounting for, or recognizing the effects of, reference rate reform on financial reporting, including when modifying a contract (during the eligibility period covered by the update to the topic) to replace a reference rate affected by reference rate reform. The update applies only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to reference rate reform. The guidance was eligible to be applied upon issuance on March 12, 2020, and can generally be applied through December 31, 2022, but to date, no further updates have occurred that would extend the optional guidance to the full tenor of LIBOR expiration dates occurring after 2022. Management will monitor the impacts this update might have on the Company’s and Southwest’s consolidated financial statements and disclosures, and will reflect such appropriately, in the event that the optional guidance is elected. See also LIBOR discussion in Note 8 - Debt.
In August 2020, the FASB issued ASU 2020-06 “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” The update, amongst other amendments, improves the guidance related to the disclosures and earnings per share for convertible instruments and contracts in an entity’s own equity. The update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years; early adoption was permitted. Management is evaluating the impacts this update might have on the Company’s consolidated financial statements and disclosures.

Subsequent Events	Subsequent Events. Management monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued or disclosures to be made, and has reflected them where appropriate.
Receivables and Related Allowances
Business activity with respect to natural gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. Southwest’s accounts receivable are short-term in nature, with billing due dates customarily not extending beyond one month, with customers’ credit worthiness assessed upon account creation by evaluation of other utility service or their credit file, and related payment history. Although Southwest seeks generally to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, notice requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are customarily written off approximately two months after disconnection if the account remains inactive. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are recorded monthly based on experience, consideration of current and expected future conditions, customer and rate composition, and write-off processes. They are included in the ratemaking process as a cost of service. The Nevada jurisdictions have a regulatory mechanism associated with the gas-cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Southwest lifted the moratorium on disconnection of natural gas service for non-payment in Arizona and Nevada in September 2021, which was initiated (at the same time as a moratorium on late fees) in March 2020 in response to the COVID-19 pandemic. The moratorium on disconnection in California ended in November 2021. Southwest recommenced assessing late fees on past-due balances in Arizona and Nevada in April 2021, and in California in August 2021. Southwest is actively working with customers experiencing financial hardship by means of flexible payment options, partnering with assistance agencies and participating in state funded arrearage payment assistance programs. Management continues to monitor expected credit losses in light of the impact of COVID-19. The allowance as of December 31, 2021 reflects the expected impact from the pandemic on balances as of that date, including consideration of customers’ current and future ability to pay those amounts that are due.
MountainWest’s accounts receivable are also short-term with billing due dates customarily not extending beyond one month. Accounts receivable acquired in the Questar Pipelines acquisition were recorded at their estimated realizable value on December 31, 2021. See Note 15 - Business Acquisitions for additional information.
Utility infrastructure services accounts receivable are recorded at face amounts less an allowance for doubtful accounts. Centuri’s customers are generally investment-grade gas and electric utility companies for which Centuri has historically recognized an insignificant amount of write-offs. Centuri’s accounts receivable balances carry standard payment terms of up to 60 days. Centuri maintains an allowance that is estimated based on historical collection experience, current and estimated future economic and market conditions, and a review of the current status of each customer's accounts receivable balance. Account balances are monitored at least monthly, and are charged off against the allowance when management determines it is probable the balance will not be recovered. Centuri has not been significantly impacted, nor does it anticipate it will experience significant difficulty in collecting amounts due, given the nature of its customers, as a result of the current environment surrounding COVID-19.